S000013699 [Member] Investment Objectives and Goals - iShares Broad USD Investment Grade Corporate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® BROAD USD INVESTMENT GRADE CORPORATE BOND ETF USIG | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds.